================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q


                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act file number 811-05531




                       MassMutual Participation Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               1500 Main Street, Suite 600, Springfield, MA 01115
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



                Rodney J. Dillman, Vice President and Secretary,
               1500 Main Street, Suite 2800, Springfield, MA 01115
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 413-226-1000


                               ___________________


                         Date of fiscal year end: 12/31

                               ___________________


                       Date of reporting period: 03/31/07

                               ___________________



================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS          MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES - 79.56%:(A)                           Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
Private Placement Investments - 74.93%

A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in
Texas, Florida and Arizona.
  12% Senior Subordinated Note due 2012                                 $    1,125,000    04/08/04    $  1,125,000    $  1,099,282
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                      1,230 shs.    04/08/04            --                12
  Warrant, exercisable until 2012, to purchase
    preferred stock at $.01 per share (B)                                  33,505 shs.    03/23/06          33,860          33,860
                                                                                                      ------------    ------------
                                                                                                         1,158,860       1,133,154
                                                                                                      ------------    ------------

ADORN, INC.
A manufacturer of wall panels, cabinets, moldings
and countertops for houses and recreational vehicles.
  12.5% Subordinated Note due 2012                                      $      775,862    02/29/00         738,191         775,862
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                        192 shs.    02/29/00         162,931         251,473
                                                                                                      ------------    ------------
                                                                                                           901,122       1,027,335
                                                                                                      ------------    ------------

AERO HOLDINGS, INC.
A provider of geospatial services to corporate and
government clients.
  10.5% Senior Secured Term Note due 2014                               $      930,000    03/09/07         916,050         911,694
  14% Senior Subordinated Note due 2015                                 $      720,000    03/09/07         641,870         704,563
  Common Stock (B)                                                        150,000 shs.    03/09/07         150,000         142,500
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                                     37,780 shs.    03/09/07          63,730             378
                                                                                                      ------------    ------------
                                                                                                         1,771,650       1,759,135
                                                                                                      ------------    ------------

AMERCABLE, INC.
A manufacturer of electric power, instrumentation
and control cables, primarily for the mining and oil and
gas industries.
  12% Senior Subordinated Note due 2013                                 $      583,333    04/08/05         553,959         595,000
  Limited Partnership Interest (B)                                          0.19% int.    04/07/05          41,667         109,940
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         66 shs.    04/08/05          64,833         174,395
                                                                                                      ------------    ------------
                                                                                                           660,459         879,335
                                                                                                      ------------    ------------

AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
  12% Senior Subordinated Note due 2010                                 $    1,125,000    01/22/04       1,033,451       1,126,330
  Preferred Class A Unit (B)                                                1,706 uts.           *         170,600         187,660
  Common Class B Unit (B)                                                  16,100 uts.    01/22/04               1          32,474
  Common Class D Unit (B)                                                   3,690 uts.    09/12/06            --             7,443
                                                                                                      ------------    ------------
                                                                                                         1,204,052       1,353,907
                                                                                                      ------------    ------------

ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and
commercial overhead garage doors in North America.
  12% Senior Subordinated Note due 2012                                 $      861,702    05/18/05         813,212         878,936
  Common Stock (B)                                                            263 shs.    05/18/05         263,298         226,092
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                         69 shs.    05/18/05          59,362          59,275
                                                                                                      ------------    ------------
                                                                                                         1,135,872       1,164,303
                                                                                                      ------------    ------------

*01/22/04 and 09/12/06.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 7

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
AUGUSTA SPORTSWEAR HOLDING CO.
A manufacturer and distributor of athletic apparel,
activewear and team uniforms.
  12% Senior Subordinated Note due 2012                                 $      893,000    12/31/04    $    841,364    $    919,790
  Common Stock (B)                                                            275 shs.           *         275,108         578,480
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                         73 shs.    12/31/04          63,254         153,057
                                                                                                      ------------    ------------
                                                                                                         1,179,726       1,651,327
                                                                                                      ------------    ------------
BETA BRANDS LTD.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  5% Promissory Note due 2009 (B)                                       $       96,698    03/31/04          96,698            --
  Warrant, exercisable until 2009, to purchase
   common stock at $.01 per share (B)                                       2,421 shs.    03/31/04               1            --
                                                                                                      ------------    ------------
                                                                                                            96,699            --
                                                                                                      ------------    ------------

BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer
products including canopies, trampolines, in-line skates,
skateboards, and urethane wheels.
  12.5% Senior Subordinated Note due 2014                               $    1,207,902    06/30/06       1,137,677       1,148,882
  Preferred Stock Class A (B)                                                 465 shs.    06/30/06         141,946         127,752
  Common Stock (B)                                                               1 sh.    06/30/06             152             137
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                        164 shs.    06/30/06          48,760               2
                                                                                                      ------------    ------------
                                                                                                         1,328,535       1,276,773
                                                                                                      ------------    ------------

CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
  Limited Partnership Interest (B)                                          1.81% int.    09/29/95          22,519         154,384
                                                                                                      ------------    ------------

CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                                          806 uts.    04/29/00           3,598             180
  Common Membership Interests (B)                                          10,421 uts.    04/29/00          46,706           2,332
                                                                                                      ------------    ------------
                                                                                                            50,304           2,512
                                                                                                      ------------    ------------

CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceutical products.
  Common Stock (B)                                                             55 shs.          **             252         223,573
                                                                                                      ------------    ------------

COEUR, INC.
A producer of proprietary, disposable power
injection syringes.
  8.75% Senior Secured Term Note due 2010                               $      264,493    04/30/03         264,493         268,273
  11.5% Senior Subordinated Note due 2011                               $      242,754    04/30/03         227,826         244,777
  Common Stock (B)                                                         72,464 shs.    04/30/03          72,463         183,036
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                     50,099 shs.    04/30/03          23,317         126,545
                                                                                                      ------------    ------------
                                                                                                           588,099         822,631
                                                                                                      ------------    ------------

 *12/31/04, 03/31/05 and 05/02/06.
**12/30/97 and 05/29/99.
----------------------------------------------------------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and
metal stampings.
  10.6% Senior Secured Revolving Credit
    Facility due 2007 (C)                                               $       12,346    01/07/02    $     12,346    $     12,315
  10.6% Senior Secured Tranche A Note due 2007 (C)                      $      372,493    06/26/01         372,493         371,084
  13% Senior Secured Tranche B Note due 2008                            $      370,370    06/26/01         370,370         370,370
  Limited Partnership Interest (B)                                          3.65% int.    06/26/01         185,185         582,364
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                     61,163 shs.    06/26/01          45,370         192,344
                                                                                                      ------------    ------------
                                                                                                           985,764       1,528,477
                                                                                                      ------------    ------------

CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into
the retail and wholesale markets.
  12% Senior Subordinated Note due 2014                                 $    1,267,387    01/12/07       1,182,283       1,250,573
  Limited Liability Company Unit Class A (B)                               82,616 uts.    01/12/07          82,613          78,482
  Limited Liability Company Unit Class C (B)                               59,756 uts.    01/12/07          59,756          56,769
                                                                                                      ------------    ------------
                                                                                                         1,324,652       1,385,824
                                                                                                      ------------    ------------

CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and
indoor synthetic sports flooring and other temporary
flooring products.
  12% Senior Subordinated Note due 2012 (D)                             $    1,059,417           *         974,588         529,709
  Limited Partnership Interest (B)                                          4.43% int.          **         103,135            --
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                         92 shs.           *          84,829            --
                                                                                                      ------------    ------------
                                                                                                         1,162,552         529,709
                                                                                                      ------------    ------------

CONSOLIDATED FOUNDRIES HOLDINGS
A manufacturer of engineered cast metal components for
the global aerospace and defense industries.
  12% Senior Subordinated Note due 2013                                 $    1,157,143    06/15/05       1,111,584       1,177,746
  Common Stock (B)                                                            269 shs.         ***         278,521         350,174
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         54 shs.    06/15/05          53,295          70,823
                                                                                                      ------------    ------------
                                                                                                         1,443,400       1,598,743
                                                                                                      ------------    ------------

COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals
targeted at niche applications.
  12% Senior Subordinated Note due 2013                                 $    1,350,000    08/04/05       1,286,031       1,363,500
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         10 shs.    08/04/05          72,617          36,912
                                                                                                      ------------    ------------
                                                                                                         1,358,648       1,400,412
                                                                                                      ------------    ------------

  *08/12/04 and 01/18/05.
 **08/12/04 and 01/14/05.
***06/15/05 and 05/22/06.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 9

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range
of capital equipment that is used in the extrusion,
conversion, and processing of plastic materials.
  12% Senior Subordinated Note due 2014                                 $      978,261    10/30/06    $    915,720    $    985,957
  Limited Partnership Interest (B)                                        371,739 uts.    10/30/06         371,739         353,152
  Warrant, exercisable until 2014, to purchase
    preferred stock at $.01 per share (B)                                      26 shs.    10/30/06          26,380            --
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         18 shs.    10/30/06          18,000            --
                                                                                                      ------------    ------------
                                                                                                         1,331,839       1,339,109
                                                                                                      ------------    ------------

DELTACOM, INC.
A provider of integrated communications services in the
southeastern United States.
  13.88% Senior Secured Note due 2009 (C)                               $    1,190,609    07/26/05       1,167,097       1,222,362
  17.38% Senior Secured Note due 2009 (C)                               $      194,982    07/26/05         172,174         194,007
  Warrant, exercisable until 2009, to purchase
    convertible preferred stock at $.03 per share (B)                      54,468 shs.    07/26/05          18,156         150,876
                                                                                                      ------------    ------------
                                                                                                         1,357,427       1,567,245
                                                                                                      ------------    ------------

DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of
industrial magnets and subassemblies in North America
and Europe.
  Common Stock (B)                                                            310 shs.    07/19/01         185,869         502,223
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share                                            157 shs.    07/19/01          69,872         254,549
                                                                                                      ------------    ------------
                                                                                                           255,741         756,772
                                                                                                      ------------    ------------

DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name
automotive security systems, audio products and
installation accessories.
  Common Stock (B)                                                        195,118 shs.           *         982,868       1,634,628
  Limited Partnership Interest (B)                                          4.61% int.          **            --           205,170
                                                                                                      ------------    ------------
                                                                                                           982,868       1,839,798
                                                                                                      ------------    ------------

DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
  Membership Interests of MM/Lincap
   Diversco Investments Ltd. LLC (B)                                       13.57% int.    08/27/98         366,495            --
  Preferred Stock (B)                                                       1,639 shs.    12/14/01       1,392,067            --
  Warrants, exercisable until 2011, to purchase
    common stock of DHI Holdings, Inc. at $.01 per share (B)                6,676 shs.         ***         201,655            --
                                                                                                      ------------    ------------
                                                                                                         1,960,217            --
                                                                                                      ------------    ------------

  *12/19/05 and 06/17/06.
 **12/22/99 and 09/14/05.
***10/24/96 and 08/28/98.
----------------------------------------------------------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the
recreational vehicle market.
  10% Senior Secured Term Note due 2013                                 $      308,571    11/01/06    $    303,942    $    302,606
  13% Senior Subordinated Note due 2014                                 $      488,572    11/01/06         435,407         477,644
  Common Stock (B)                                                        102,857 shs.    11/01/06         102,857          97,714
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                     32,294 shs.    11/01/06          44,663             323
                                                                                                      ------------    ------------
                                                                                                           886,869         878,287
                                                                                                      ------------    ------------

DWYER GROUP, INC.
A franchiser of a variety of home repair services.
  Common Stock (B)                                                          3,656 shs.           *         365,600         469,116
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                      1,077 shs.    10/30/03          98,719         138,144
                                                                                                      ------------    ------------
                                                                                                           464,319         607,260
                                                                                                      ------------    ------------

E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems
used for intravenous drug delivery.
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         11 shs.    06/28/04          40,875          81,825
                                                                                                      ------------    ------------

EAGLE PACK PET FOODS, INC.
A manufacturer of premium pet food sold through
independent pet stores.
  12% Senior Subordinated Note due 2011                                 $      803,572          **         783,942         811,608
  Warrant, exercisable until 2011, to purchase
    common stock at $.02 per share (B)                                      2,163 shs.    09/24/04          20,893          47,867
                                                                                                      ------------    ------------
                                                                                                           804,835         859,475
                                                                                                      ------------    ------------

ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  Limited Partnership Interest (B)                                          0.70% int.    03/30/00         281,250          33,750
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                     15,415 shs.    03/30/00         135,000          22,500
                                                                                                      ------------    ------------
                                                                                                           416,250          56,250
                                                                                                      ------------    ------------

EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
  Common Stock                                                             45,000 shs.    05/06/04               6            --
                                                                                                      ------------    ------------

F H S HOLDINGS LLC
A national provider of customized disease management
services to large self-insured employers.
  12% Senior Subordinated Note due 2014                                 $    1,265,625    06/01/06       1,179,795       1,282,880
  Preferred Unit (B)                                                           84 uts.    06/01/06          83,530          75,177
  Common Unit (B)                                                             844 uts.    06/01/06             844             759
  Common Unit Class B (B)                                                     734 shs.    06/01/06          64,779          58,301
                                                                                                      ------------    ------------
                                                                                                         1,328,948       1,417,117
                                                                                                      ------------    ------------

 *10/30/03 and 01/02/04.
**09/24/04 and 4/20/06.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                11

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated
sheet material for the food and consumer products
packaging industries.
  10% Senior Secured Term Note due 2013                                 $      524,791    04/13/06    $    516,919    $    527,605
  14% Senior Subordinated Note due 2014                                 $      315,599    04/13/06         285,069         319,274
  Common Stock (B)                                                         62,535 shs.    04/13/06          62,535          56,282
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                     17,680 shs.    04/13/06          27,676             177
                                                                                                      ------------    ------------
                                                                                                           892,199         903,338
                                                                                                      ------------    ------------

FOWLER HOLDING, INC.
A provider of site development services to residential
homebuilders and developers in the Raleigh/Durham
region of North Carolina.
  12% Senior Subordinated Note due 2013                                 $    1,252,174    02/03/06       1,134,673       1,234,809
  Common Stock (B)                                                             98 shs.    02/03/06          97,826          51,430
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        135 shs.    02/03/06         110,348          70,750
                                                                                                      ------------    ------------
                                                                                                         1,342,847       1,356,989
                                                                                                      ------------    ------------

FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for
a wide variety of commercial vehicles.
  12% Senior Subordinated Note due 2014                                 $    1,237,500    01/31/06       1,155,114       1,255,805
  Common Stock (B)                                                        112,500 shs.    01/31/06         112,500         194,901
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                     73,275 shs.    01/31/06          63,113         126,945
                                                                                                      ------------    ------------
                                                                                                         1,330,727       1,577,651
                                                                                                      ------------    ------------

H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and
wood furniture.
  12% Senior Subordinated Note due 2013                                 $    1,170,000    02/10/06       1,089,701       1,083,654
  Common Stock (B)                                                            180 shs.    02/10/06         180,000         144,000
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         67 shs.    02/10/06          61,875               1
                                                                                                      ------------    ------------
                                                                                                         1,331,576       1,227,655
                                                                                                      ------------    ------------

HAWK PRECISION COMPONENTS GROUP, INC.
A manufacturer of powder metal and metal injection
molded precision components used in industrial, consumer,
and other applications.
  12% Senior Subordinated Note due 2014                                 $      810,000    02/02/07         745,713         789,938
  Limited Partnership Interest of
    Saw Mill PCG Partners LLC (B)                                             540 uts.    02/02/07         540,000         513,000
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         48 shs.    02/02/07          48,087            --
                                                                                                      ------------    ------------
                                                                                                         1,333,800       1,302,938
                                                                                                      ------------    ------------

HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                              0.30% int.    07/21/94          91,867            --
                                                                                                      ------------    ------------

----------------------------------------------------------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and
wall decor products.
  12.5% Senior Subordinated Note due 2012                               $    1,081,731           *    $    995,849    $  1,092,811
  Common Stock (B)                                                             33 shs.           *          33,216          45,892
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                        106 shs.           *         105,618         145,909
                                                                                                      ------------    ------------
                                                                                                         1,134,683       1,284,612
                                                                                                      ------------    ------------

INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  12% Senior Secured Note due 2008                                      $      949,004    03/01/04         938,546         711,753
  Common Stock (B)                                                            130 shs.    06/01/00         149,500            --
                                                                                                      ------------    ------------
                                                                                                         1,088,046         711,753
                                                                                                      ------------    ------------

JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                                 $      510,187    08/04/00         491,808         505,085
  14% Cumulative Redeemable Preferred Stock Series A (B)                      153 shs.    08/04/00         153,119         148,525
  Limited Partnership Interest of
    Saw Mill Capital Fund II, L.P. (B)                                      1.30% int.    08/03/00         469,245         240,606
  Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                                     26,931 shs.    08/04/00          61,101          48,320
                                                                                                      ------------    ------------
                                                                                                         1,175,273         942,536
                                                                                                      ------------    ------------

JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets
and containers.
  12% Senior Subordinated Note due 2011                                 $      843,750    12/15/04         801,837         852,188
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        594 shs.    12/15/04          53,528          62,267
                                                                                                      ------------    ------------
                                                                                                           855,365         914,455
                                                                                                      ------------    ------------

K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the
custom framing market.
  13.5% Senior Subordinated Note due 2013                               $    1,290,490    05/25/06       1,229,884       1,285,748
  Common Stock (B)                                                         71,053 shs.    05/25/06          71,053          63,948
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     43,600 shs.    05/25/06          37,871             436
                                                                                                      ------------    ------------
                                                                                                         1,338,808       1,350,132
                                                                                                      ------------    ------------

K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio
doors througout the northwestern United States.
  12% Senior Subordinated Note due 2014                                 $    1,227,000    03/14/07       1,116,570       1,210,115
  Common Stock (B)                                                            123 shs.    03/13/07         123,000         116,850
  Warrant, excercisable until 2017, to purchase
    common stock at $.01 per share (B)                                         89 shs.    03/14/07          85,890               1
                                                                                                      ------------    ------------
                                                                                                         1,325,460       1,326,966
                                                                                                      ------------    ------------
*06/30/04 and 08/19/04.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                13

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  8.35% Senior Secured Revolving Note due 2007 (C)                      $       83,869    06/16/00    $     83,869    $     84,432
  8.35% Senior Secured Tranche A Note due 2007 (C)                      $       39,314    07/19/00          39,314          39,242
  12% Senior Secured Tranche B Note due 2008                            $      314,509    06/16/00         308,711         316,088
  Limited Partnership Interest of
    Riverside XVI Holding Company, L.P. (B)                                 3.02% int.    06/12/00         190,563         297,504
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                        633 shs.    06/12/00          26,209          99,726
                                                                                                      ------------    ------------
                                                                                                           648,666         836,992
                                                                                                      ------------    ------------

KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
  12% Senior Subordinated Note due 2012                                 $      969,643    02/27/04         900,257         979,339
  Preferred Stock (B)                                                          12 shs.    11/24/04         237,794         241,915
  Common Stock (B)                                                              6 shs.    02/27/04           6,814         156,092
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                          6 shs.    02/27/04           4,124         142,761
                                                                                                      ------------    ------------
                                                                                                         1,148,989       1,520,107
                                                                                                      ------------    ------------

LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
  12.5% Senior Subordinated Note due 2008 (D)                           $    2,036,000           *       1,899,714       1,018,000
  Common Stock (B)                                                          3,057 shs.           *         213,998            --
  Warrant, exercisable until 2008, to purchase
    common stock at $.11 per share (B)                                      8,245 shs.           *         318,838            --
                                                                                                      ------------    ------------
                                                                                                         2,432,550       1,018,000
                                                                                                      ------------    ------------

MAGNATECH INTERNATIONAL, INC.
A supplier of process equipment and related parts used
in the manufacturing of medium and high-pressure
reinforced hoses.
  12% Senior Subordinated Note due 2014                                 $      675,000    04/05/06         629,207         688,034
  13% Preferred Stock (B)                                                     299 shs.    04/05/06         299,295         284,335
  Common Stock (B)                                                             66 shs.    04/05/06          66,202          62,890
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                          7 shs.    04/05/06           6,832            --
                                                                                                      ------------    ------------
                                                                                                         1,001,536       1,035,259
                                                                                                      ------------    ------------

MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of
wine bottles.
  9.85% Senior Secured Tranche A Note due 2010 (C)                      $      367,783    09/03/04         367,783         369,431
  12% Senior Secured Tranche B Note due 2011                            $      179,104    09/03/04         162,200         179,837
  Limited Partnership Interest (B)                                          4.48% int.    09/03/04          33,582          33,001
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        243 shs.    09/03/04          22,556          23,845
                                                                                                      ------------    ------------
                                                                                                           586,121         606,114
                                                                                                      ------------    ------------

*12/23/98 and 01/28/99.
----------------------------------------------------------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
MAXON CORPORATION
A manufacturer of industrial combustion equipment and
related shut-off valves and control valves.
  12% Senior Subordinated Note due 2012                                 $      549,837    09/30/04    $    509,197    $    564,873
  8.75% Senior Subordinated Note due 2012                               $      660,322    09/30/04         660,322         679,028
  Common Stock (B)                                                        218,099 shs.    09/30/04         218,099         658,202
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                     87,755 shs.    09/30/04          51,941         264,837
                                                                                                      ------------    ------------
                                                                                                         1,439,559       2,166,940
                                                                                                      ------------    ------------

MEDASSIST, INC.
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
  8% Preferred Stock (B)                                                       44 shs.    10/28/04          44,289          44,563
  Common Stock (B)                                                         13,863 shs.    10/28/04          18,576          50,034
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     47,090 shs.    05/01/03          21,534         161,725
                                                                                                      ------------    ------------
                                                                                                            84,399         256,322
                                                                                                      ------------    ------------

MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a
value-added supplier of metal tubing and bars.
  12% Senior Subordinated Note due 2013                                 $    1,421,795           *       1,339,468       1,445,346
  Common Stock (B)                                                            238 shs.           *         238,000         213,487
  Warrant, exercisable until 2013, to purchase
    common stock at $.02 per share (B)                                         87 shs.           *          86,281          77,869
                                                                                                      ------------    ------------
                                                                                                         1,663,749       1,736,702
                                                                                                      ------------    ------------

MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial
furniture manufacturers and architectural and design firms.
  12% Senior Subordinated Note due 2014                                 $      618,802    08/04/06         552,264         625,670
  Limited Partnership Interest (B)                                         56,198 uts.    08/04/06          56,198          50,578
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                        586 shs.    08/04/06          56,705               6
                                                                                                      ------------    ------------
                                                                                                           665,167         676,254
                                                                                                      ------------    ------------

MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood
and electric hearth products and accessories.
  12% Senior Subordinated Note due 2014                                 $    1,350,000    03/31/06       1,254,998       1,283,830
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         81 shs.    03/31/06          73,125               1
                                                                                                      ------------    ------------
                                                                                                         1,328,123       1,283,831
                                                                                                      ------------    ------------

MORTON INDUSTRIAL GROUP, INC.
A manufacturer of highly engineered metal
fabricated components.
  12% Senior Subordinated Note due 2014                                 $    1,292,246    08/25/06       1,190,235       1,295,390
  Common Stock (B)                                                         57,754 shs.    08/25/06          57,754          51,979
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                     91,923 shs.    08/25/06          79,380             919
                                                                                                      ------------    ------------
                                                                                                         1,327,369       1,348,288
                                                                                                      ------------    ------------

*08/12/05 and 09/11/06.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                15

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
MOSS, INC.
A manufacturer and distributor of large display and
exhibit structures.
  Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P. (B)                        19.20% int.           *    $    199,301    $    235,731
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                        122 shs.    12/21/05          20,941          14,432
                                                                                                      ------------    ------------
                                                                                                           220,242         250,163
                                                                                                      ------------    ------------

NABCO, INC.
A producer of explosive containment vessels in the
United States.
  12% Senior Subordinated Note due 2014                                 $      330,882    02/24/06         306,186         309,044
  Limited Liability Company Unit (B)                                          344 uts.    02/24/06         344,120         309,708
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                         26 shs.    02/24/06          19,687            --
                                                                                                      ------------    ------------
                                                                                                           669,993         618,752
                                                                                                      ------------    ------------

NAVIS GLOBAL
A designer, manufacturer, sale and servicer of finishing
machinery for the knit and woven segments of the global
textile industry.
  12% Senior Subordinated Note due 2014                                 $      705,457    05/28/04         645,282         699,106
  8.75% Senior Secured Note due 2011                                    $      409,310    05/28/04         409,310         408,736
  Common Stock (B)                                                        385,233 shs.    05/28/04         385,233         327,448
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    116,521 shs.    05/28/04          74,736           1,165
                                                                                                      ------------    ------------
                                                                                                         1,514,561       1,436,455
                                                                                                      ------------    ------------

NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel
chips in North America.
  12.25% Senior Subordinated Note due 2012                              $      986,538    03/29/04         982,661       1,000,854
  10% Preferred Stock (B)                                                     135 shs.    03/29/04         135,044         136,828
  Common Stock (B)                                                          3,418 shs.    03/29/04           3,418          82,682
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                      4,565 shs.    03/29/04           3,877         110,420
                                                                                                      ------------    ------------
                                                                                                         1,125,000       1,330,784
                                                                                                      ------------    ------------

NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                       $      464,286    01/28/02         464,286         441,072
  11.5% Senior Subordinated Note due 2012                               $      857,143    01/28/02         800,625         428,572
  Common Stock (B)                                                        178,571 shs.    01/28/02         178,571            --
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    138,928 shs.    01/28/02          92,597            --
                                                                                                      ------------    ------------
                                                                                                         1,536,079         869,644
                                                                                                      ------------    ------------

O R S NASCO HOLDING, INC.
A wholesale distributor of industrial supplies in
North America.
  13% Senior Subordinated Note due 2013                                 $    1,256,152    12/20/05       1,183,462       1,281,275
  Common Stock (B)                                                         93,848 shs.    12/20/05          93,848         112,292
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                                     52,820 shs.    12/20/05          52,292          63,201
                                                                                                      ------------    ------------
                                                                                                         1,329,602       1,456,768
                                                                                                      ------------    ------------

*09/20/00, 05/23/02 and 02/21/07.
----------------------------------------------------------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision
automated process equipment for the medical device
industry, with a focus on defibrillators and stents.
  10% Senior Secured Note due 2012                                      $      323,115    01/03/06    $    318,268    $    318,651
  13% Senior Subordinated Note due 2013                                 $      392,709    01/03/06         352,447         386,516
  Common Stock (B)                                                        184,176 shs.    01/03/06         184,176         165,758
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     43,073 shs.    01/03/06          35,900             431
                                                                                                      ------------    ------------
                                                                                                           890,791         871,356
                                                                                                      ------------    ------------

OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and
British Columbia.
  12% Senior Subordinated Note due 2008                                 $      803,000    08/07/98         803,000         779,597
  12% Senior Subordinated Note due 2008                                 $      244,154    02/09/00         238,590         239,717
  Limited Partnership Interest of Riverside VIII, VIII-A and
    VIII-B Holding Company, L.P.                                           10.66% int.           *         808,386         808,347
  Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                                     15,166 shs.          **         206,041         204,198
                                                                                                      ------------    ------------
                                                                                                         2,056,017       2,031,859
                                                                                                      ------------    ------------

ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious
vehicles and related accessories.
  13% Senior Subordinated Note due 2013                                 $    1,047,115    01/17/06         946,925       1,060,565
  Limited Liability Company Unit (B)                                        1,942 uts.    01/17/06         302,885         360,288
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        328 shs.    01/17/06          90,424          60,830
                                                                                                      ------------    ------------
                                                                                                         1,340,234       1,481,683
                                                                                                      ------------    ------------

OVERTON'S HOLDING COMPANY
A marketer of marine and water sports accessories in the
United States.
  12% Senior Subordinated Note due 2014                                 $      962,104    04/28/06         901,783         963,896
  Common Stock (B)                                                             50 shs.    04/28/06          50,000          45,000
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         49 shs.    04/28/06          44,322            --
                                                                                                      ------------    ------------
                                                                                                           996,105       1,008,896
                                                                                                      ------------    ------------

P A S HOLDCO LLC
An independent provider of maintenance, repair and
overhaul services to the aerospace gas turbine engine and
airframe markets.
  14% Senior Subordinated Note due 2014                                 $    1,158,977    07/03/06       1,101,385       1,169,412
  Preferred Unit (B)                                                          202 uts.    07/03/06         202,320         192,204
  Preferred Unit (B)                                                           36 uts.    07/03/06          36,420          34,599
  Common Unit Class I (B)                                                      78 uts.    07/03/06            --                 1
  Common Unit Class L (B)                                                      17 uts.    07/03/06            --              --
                                                                                                      ------------    ------------
                                                                                                         1,340,125       1,396,216
                                                                                                      ------------    ------------

 *08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/29/00.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                17

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general
industrial, medical, and food industries.
  12% Senior Subordinated Note due 2013                                 $    1,215,000    03/31/06    $  1,137,517    $  1,214,490
  Preferred Stock (B)                                                          19 shs.    03/31/06         174,492         165,788
  Common Stock (B)                                                             12 shs.    03/31/06          13,500          12,150
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                          7 shs.    03/31/06           5,888            --
                                                                                                      ------------    ------------
                                                                                                         1,331,397       1,392,428
                                                                                                      ------------    ------------

PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
  12% Senior Subordinated Note due 2008                                 $    1,125,000    12/19/00       1,079,623       1,120,846
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                          1.28% int.    12/21/00         140,625         194,471
                                                                                                      ------------    ------------
                                                                                                         1,220,248       1,315,317
                                                                                                      ------------    ------------

POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum
extruded products.
  12% Senior Subordinated Note due 2014                                 $    1,080,000    10/02/06       1,000,172       1,086,320
  Limited Liability Company Unit (B)                                          733 uts.    10/02/06         270,000         256,499
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                        182 shs.    10/02/06          65,988               2
                                                                                                      ------------    ------------
                                                                                                         1,336,160       1,342,821
                                                                                                      ------------    ------------

PROTEIN GENETICS, INC.
A producer of bovine artificial insemination
products, related breeding and healthcare products and
specialty genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                            332 shs.    08/12/94          33,217            --
  Common Stock (B)                                                            867 shs.           *          42,365            --
                                                                                                      ------------    ------------
                                                                                                            75,582            --
                                                                                                      ------------    ------------

QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and
chassis products.
  12% Senior Subordinated Note due 2012                                 $      937,500    05/28/04         791,010         938,722
  Common Stock                                                            187,500 shs.    05/28/04         187,500          64,525
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share                                        199,969 shs.    05/28/04         199,969          68,816
                                                                                                      ------------    ------------
                                                                                                         1,178,479       1,072,063
                                                                                                      ------------    ------------

QUALSERV CORPORATION
A provider of foodservice equipment and supplies to major
restaurant chains and their franchisees.
  14% Senior Subordinated Note due 2012 (D)                             $    1,002,475    07/09/04         976,254            --
  Limited Partnership Interest (B)                                          4.90% int.    07/09/04         137,195            --
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        280 shs.    07/09/04          25,973            --
                                                                                                      ------------    ------------
                                                                                                         1,139,422            --
                                                                                                      ------------    ------------

*11/14/01 and 08/12/94.
----------------------------------------------------------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
R A J MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold
under a variety of licensed brand names.
  12.5% Senior Subordinated Note due 2014                               $    1,200,277    12/15/06    $  1,106,663    $  1,203,200
  Limited Liability Company Unit (B)                                        1,497 uts.    12/15/06         149,723         142,237
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                          2 shs.    12/15/06          69,609            --
                                                                                                      ------------    ------------
                                                                                                         1,325,995       1,345,437
                                                                                                      ------------    ------------

RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive
grinding wheels in the United States.
  12% Senior Subordinated Note due 2014                                 $    1,196,809    02/10/06       1,115,629       1,232,712
  Common Stock (B)                                                        153,191 shs.    02/10/06         153,191         137,872
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                     69,647 shs.    02/10/06          63,421             696
                                                                                                      ------------    ------------
                                                                                                         1,332,241       1,371,280
                                                                                                      ------------    ------------

RIVER RANCH FRESH FOODS LLC
A supplier of fresh produce to the retail and
foodservice channels.
  13% Senior Subordinated Note due 2011 (D)                             $      975,000    09/29/04         891,404         780,000
  Limited Liability Company Unit (B)                                       21,500 uts.    09/29/04         150,000            --
  18% Preferred Stock (B)                                                  75,000 shs.    11/16/06          75,000          75,000
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     12,481 shs.    09/29/04          83,596            --
                                                                                                      ------------    ------------
                                                                                                         1,200,000         855,000
                                                                                                      ------------    ------------

ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured
marble bathroom products.
  12.5% Senior Subordinated Note due 2011                               $      562,500    11/14/03         516,477         573,750
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                         74 shs.    11/14/03          65,089         101,250
                                                                                                      ------------    ------------
                                                                                                           581,566         675,000
                                                                                                      ------------    ------------

SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
  8.85% Senior Secured Tranche A Note due 2007 (C)                      $       80,761    06/02/99          80,761          80,761
  12% Senior Secured Tranche B Note due 2007                            $      646,089    06/02/99         646,089         646,089
  Class B Common Stock (B)                                                    846 shs.    06/02/99         146,456         664,038
                                                                                                      ------------    ------------
                                                                                                           873,306       1,390,888
                                                                                                      ------------    ------------

SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
  12% Senior Subordinated Note due 2012                                 $      814,655    09/10/04         766,554         828,199
  Common Stock (B)                                                            310 shs.    09/10/04         310,345         324,435
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                         71 shs.    09/10/04          60,129          73,951
                                                                                                      ------------    ------------
                                                                                                         1,137,028       1,226,585
                                                                                                      ------------    ------------

SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD Holdings LLC                          0.76% int.    08/29/00         363,576            --
                                                                                                      ------------    ------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                19

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative
carpets and rugs.
  12.13% Senior Subordinated Note due 2014                              $    1,185,366    08/01/06    $  1,114,427    $  1,187,896
  Common Stock (B)                                                            165 shs.    08/01/06         164,634         148,167
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         55 shs.    08/01/06          49,390               1
                                                                                                      ------------    ------------
                                                                                                         1,328,451       1,336,064
                                                                                                      ------------    ------------

STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                     61,862 shs.    01/14/00         382,501            --
                                                                                                      ------------    ------------

SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic
injection molding process.
  Limited Liability Company Unit (B)                                        1.05% int.    08/20/03          33,462           7,465
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     45,942 shs.    08/21/03          10,249          10,249
                                                                                                      ------------    ------------
                                                                                                            43,711          17,714
                                                                                                      ------------    ------------

TANGENT RAIL CORPORATION
A manufacturer of rail ties and provides specialty services
to the North American railroad industry.
  13% Senior Subordinated Note due 2013                                 $    1,173,909    10/14/05       1,011,793       1,197,387
  Preferred Stock (B)                                                         701 shs.    10/14/05          70,078          73,933
  Common Stock (B)                                                          1,167 shs.    10/14/05           1,167         209,886
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        618 shs.    10/14/05         155,860         111,148
                                                                                                      ------------    ------------
                                                                                                         1,238,898       1,592,354
                                                                                                      ------------    ------------

TERRA RENEWAL SERVICES, INC.
A provider of wastewater residual management and
required environmental reporting, permitting, nutrient
management planning and record keeping to companies
involved in poultry and food processing.
  8.65 Senior Secured Tranche B Note due 2012 (C)                       $      874,322           *         871,105         865,704
  12% Senior Subordinated Note due 2014                                 $      664,062          **         632,521         665,596
  Limited Partnership Interest of
    Saw Mill Capital Fund V, L.P.                                           2.30% int.    03/01/05          66,448         110,957
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                         41 shs.    04/28/06          34,627          27,853
                                                                                                      ------------    ------------
                                                                                                         1,604,701       1,670,110
                                                                                                      ------------    ------------

TOTAL EQUIPMENT & SERVICE, INC.
A manufacturer of a wide variety of equipment used in the
oil and gas industry.
  10.5% Senior Secured Term Note due 2013                               $      486,487    03/02/07         479,190         479,465
  13% Senior Subordinated Note due 2014                                 $      341,971    03/02/07         280,347         335,772
  Common Stock (B)                                                         71,542 shs.    03/02/07          71,542          67,965
  Warrant, exercisable until 2014 to purchase
    common stock at $.01 per share (B)                                     19,733 shs.    03/02/07          54,784             197
                                                                                                      ------------    ------------
                                                                                                           885,863         883,399
                                                                                                      ------------    ------------
 *04/28/06 and 12/21/06.
**04/28/06 and 09/13/06.
----------------------------------------------------------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies,
such as safety products, janitorial supplies, work
apparel, washroom and restroom supplies and sanitary
care products.
  13% Senior Subordinated Note due 2009                                 $    1,356,000    02/05/98    $  1,291,121    $  1,356,000
  Common Stock (B)                                                            315 shs.    02/04/98         315,000         108,755
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                        222 shs.    02/05/98         184,416          76,647
                                                                                                      ------------    ------------
                                                                                                         1,790,537       1,541,402
                                                                                                      ------------    ------------

TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
  12% Senior Subordinated Note due 2013                                 $      918,000    08/31/05         881,515         942,570
  Common Stock (B)                                                            432 shs.    08/31/05         432,000         404,615
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         46 shs.    08/31/05          41,021          42,616
                                                                                                      ------------    ------------
                                                                                                         1,354,536       1,389,801
                                                                                                      ------------    ------------

TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
  10.5% Senior Secured Term Note due 2008                               $      225,806    01/20/00         225,806         227,057
  12% Senior Subordinated Note due 2010                                 $      758,100    01/20/00         737,070         771,361
  Common Stock (B)                                                        129,960 shs.    01/20/00         129,960         499,162
  Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                                      148,911 shs.    01/20/00          56,316         571,951
                                                                                                      ------------    ------------
                                                                                                         1,149,152       2,069,531
                                                                                                      ------------    ------------

TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and
medium duty trucks, primarily dump bodies, hoists,
various forms of flat-bed bodies, landscape bodies and
other accessories.
  12% Senior Subordinated Note due 2013                                 $    1,222,698           *       1,143,522       1,249,980
  Common Stock (B)                                                            393 shs.           *         423,985         975,779
  Warrant, exercisable until 2013, to purchase
    common stock at $.02 per share (B)                                         81 shs.           *          84,650         201,515
                                                                                                      ------------    ------------
                                                                                                         1,652,157       2,427,274
                                                                                                      ------------    ------------

TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
  12.5% Senior Subordinated Note due 2010                               $      562,500    04/11/03         534,481         573,750
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                      3,060 shs.    04/11/03          47,974         115,706
                                                                                                      ------------    ------------
                                                                                                           582,455         689,456
                                                                                                      ------------    ------------

U S S HOLDINGS, INC.
A producer of high grade industrial and specialty
silica sands.
  14% Redeemable Preferred Stock (B)                                          499 shs.    09/30/99         272,912         466,871
  Convertible Preferred Stock Series A and B, convertible
    into common stock at $8.02 per share (B)                               72,720 shs.    12/19/96         583,365            --
  Common Stock (B)                                                         10,013 shs.    09/30/99         399,505            --
  Warrants, exercisable until 2010, to
    purchase common stock at $.01 per share (B)                             2,459 shs.          **          64,182            --
                                                                                                      ------------    ------------
                                                                                                         1,319,964         466,871
                                                                                                      ------------    ------------

 *07/19/05 and 12/22/05.
**12/19/96 and 09/30/99.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                21

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice
making, wine storage and refrigeration appliances.
  12.5% Senior Subordinated Note due 2012                               $      996,500    04/30/04    $    910,289    $    996,500
  Common Stock (B)                                                             96 shs.    04/30/04          96,400         164,150
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        122 shs.    04/30/04         112,106         207,742
                                                                                                      ------------    ------------
                                                                                                         1,118,795       1,368,392
                                                                                                      ------------    ------------

VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in
other entities.
  Series A Preferred Units (B)                                              0.04% int.    12/02/96               1            --
                                                                                                      ------------    ------------

VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused
on the foodservice industry.
  15% Senior Subordinated Note due 2011                                 $    1,036,622    09/24/04         958,280         932,960
  Common Stock (B)                                                         14,006 shs.           *         140,064         112,048
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     12,593 shs.    09/24/04          98,938         100,744
                                                                                                      ------------    ------------
                                                                                                         1,197,282       1,145,752
                                                                                                      ------------    ------------

VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
  12.5% Senior Subordinated Note due 2012                               $      900,000    07/19/04         785,152         827,113
  Limited Liability Company Unit Class A (B)                                0.93% int.    07/19/04         219,375         175,500
  Limited Liability Company Unit Class B (B)                                0.41% int.    07/19/04          96,848          77,479
                                                                                                      ------------    ------------
                                                                                                         1,101,375       1,080,092
                                                                                                      ------------    ------------

WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
  12.35% Senior Subordinated Lien Note due 2009 (C)                     $      345,395    07/12/04         345,395         345,911
  14% Senior Subordinated Note due 2012                                 $      574,613    07/12/04         573,277         586,105
  Limited Partnership Interest (B)                                          0.20% int.    07/12/04          19,737         362,507
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                      2,133 shs.    07/12/04           1,500          39,181
                                                                                                      ------------    ------------
                                                                                                           939,909       1,333,704
                                                                                                      ------------    ------------

WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
  12.13% Senior Subordinated Note due 2014                              $      911,250    11/30/06         848,131         890,787
  Common Stock (B)                                                            101 shs.    11/30/06         101,250          96,188
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         51 shs.    11/30/06          45,790               1
                                                                                                      ------------    ------------
                                                                                                           995,171         986,976
                                                                                                      ------------    ------------
Total Private Placement Investments                                                                   $ 96,569,446    $ 97,416,793
                                                                                                      ------------    ------------

*09/24/04 and 12/22/06.
----------------------------------------------------------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                              Shares or
                                                 Interest         Due         Principal
CORPORATE RESTRICTED SECURITIES(A)(Continued)      Rate           Date         Amount           Cost         Fair Value
                                                 --------       --------    ------------    ------------    ------------
RULE 144A SECURITIES - 4.63%: (A)

BONDS - 4.63%
  Aramark Corporation                             8.500%        02/01/15    $    100,000    $    100,000    $    103,500
  Aramark Corporation                             8.860         02/01/15         100,000         100,000         102,875
  Bombardier, Inc.                                6.300         05/01/14         500,000         440,315         475,000
  Charter Communications Op LLC                   8.000         04/30/12         250,000         249,375         260,313
  Douglas Dynamics LLC                            7.750         01/15/12         325,000         326,543         302,250
  G F S I, Inc. (C)                              11.500         06/01/11         375,000         340,343         371,250
  H C A, Inc.                                     9.250         11/15/16         500,000         508,698         539,375
  Idearc, Inc.                                    8.000         11/15/16         300,000         300,000         308,625
  Packaging Dynamics Corporation of Ameri        10.000         05/01/16         850,000         859,972         875,500
  Rental Service Corporation                      9.500         12/01/14         500,000         507,279         532,500
  Steel Dynamics, Inc.                            6.750         04/01/15         100,000         100,000         100,250
  Stewart & Stevenson LLC                        10.000         07/15/14         750,000         771,090         785,625
  Tenaska Alabama Partners LP                     7.000         06/30/21         176,110         176,110         177,232
  Titan International, Inc.                       8.000         01/15/12          70,000          70,000          72,013
  Transdigm, Inc.                                 7.750         07/15/14         150,000         151,481         154,875
  Tube City IMS Corporation                       9.750         02/01/15         320,000         332,789         332,800
  Tunica-Biloxi Gaming Authority                  9.000         11/15/15         500,000         516,383         531,250
                                                                                            ------------    ------------
    TOTAL BONDS                                                                             $  5,850,378       6,025,233
                                                                                            ------------    ------------

WARRANTS - 0.00%
  Winsloew Furniture, Inc. (B)                                                       700    $          7    $       --
                                                                                            ------------    ------------
    TOTAL WARRANTS                                                                                     7            --
                                                                                            ------------    ------------

TOTAL RULE 144A SECURITIES                                                                     5,850,385       6,025,233
                                                                                            ------------    ------------

    TOTAL CORPORATE RESTRICTED SECURITIES                                                   $102,419,831    $103,442,026
                                                                                            ------------    ------------

------------------------------------------------------------------------------------------------------------------------
                                                                                                                      23

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                 Interest         Due         Principal
CORPORATE PUBLIC SECURITIES -- 23.49%:(A)          Rate           Date         Amount           Cost        Market Value
                                                 --------       --------    ------------    ------------    ------------
BONDS - 23.28%
  Allied Waste NA                                 7.875%        04/15/13    $    500,000    $    513,468    $    518,750
  Appleton Papers, Inc.                           8.125         06/15/11         250,000         250,000         256,875
  Atlas Pipeline Partners                         8.125         12/15/15         600,000         612,225         618,000
  BCP Crystal US Holdings Corporation             9.625         06/15/14         355,000         355,000         403,252
  Basic Energy Services                           7.125         04/15/16         625,000         610,043         609,375
  Blockbuster, Inc. (C)                           9.000         09/01/12         275,000         276,262         277,750
  Cablevision Systems Corporation                 8.000         04/15/12         500,000         506,597         507,500
  Chemed Corporation                              8.750         02/24/11         600,000         600,000         624,000
  Chesapeake Energy Corporation                   7.000         08/15/14         650,000         673,574         669,500
  Cincinnati Bell, Inc.                           8.375         01/15/14         550,000         503,750         562,375
  Clayton Williams Energy, Inc.                   7.750         08/01/13         575,000         557,000         540,500
  Del Monte Corporation                           8.625         12/15/12         200,000         200,000         208,000
  Dynegy Holdings, Inc.                           8.375         05/01/16         665,000         676,522         691,600
  Edison Mission Energy                           7.750         06/15/16          35,000          35,000          36,488
  Electronic Data Systems Corporation             7.125         10/15/09         500,000         503,584         521,389
  Esterline Technologies                          7.750         06/15/13         175,000         175,000         179,813
  Exco Resources, Inc.                            7.250         01/15/11         500,000         488,750         501,250
  Ford Motor Credit Co.                           7.375         10/28/09         750,000         748,125         748,622
  Ford Motor Credit Co.                           8.000         12/15/16         150,000         147,483         144,491
  Freeport-McMoran Copper & Gold                  8.375         04/01/17         190,000         190,000         205,438
  Gencorp, Inc.                                   9.500         08/15/13         130,000         130,000         138,450
  General Motors Acceptance Corporation           5.850         01/14/09         750,000         742,074         740,348
  Goodyear Tire & Rubber Co.                      7.857         08/15/11         350,000         327,250         366,188
  Goodyear Tire & Rubber Co.                      9.000         07/01/15         100,000         101,984         109,750
  GulfMark Offshore, Inc.                         7.750         07/15/14         300,000         298,725         304,500
  Inergy LP                                       8.250         03/01/16          75,000          75,000          78,750
  Interline Brands, Inc.                          8.125         06/15/14         150,000         148,925         154,875
  Iron Mountain, Inc.                             8.750         07/15/18         500,000         515,456         537,500
  K 2, Inc.                                       7.375         07/01/14         150,000         150,515         148,875
  Koppers, Inc.                                   9.875         10/15/13         170,000         170,000         184,450
  Lazard LLC                                      7.125         05/15/15         375,000         374,704         395,357
  Leucadia National Corporation                   7.000         08/15/13         350,000         355,759         351,750
  Liberty Media Corporation                       5.700         05/15/13         500,000         475,805         479,386
  Lodgenet Entertainment Corp.                    9.500         06/15/13         375,000         375,000         409,794
  M G M Mirage, Inc.                              6.000         10/01/09         225,000         226,808         225,281
  Mac-Gray Corporation                            7.625         08/15/15         300,000         300,000         306,000
  Majestic Star Casino LLC                        9.500         10/15/10         250,000         250,000         262,188
  Manitowoc Company, Inc.                         7.125         11/01/13         100,000         100,000         102,000
  Markwest Energy Operating Co.                   6.875         11/01/14         550,000         532,750         533,500
  Mediacom Broadband LLC                          8.500         10/15/15         750,000         766,492         766,875
  Metaldyne Corporation (C)                      10.000         11/01/13         340,000         341,832         347,650
  N R G Energy, Inc.                              7.375         02/01/16         600,000         598,750         616,500
  NTL Cable PLC                                   9.125         08/15/16         690,000         709,688         727,950
  Nalco Co.                                       7.750         11/15/11         250,000         250,000         256,250
  Neiman Marcus Group, Inc.                      10.375         10/15/15         600,000         600,000         669,000
  Nextel Communications, Inc.                     7.375         08/01/15         400,000         408,554         413,720
  North American Energy Partners                  8.750         12/01/11         200,000         200,000         204,000
  Nova Chemicals Corporation (C)                  8.502         11/15/13         215,000         215,000         213,925
  O E D Corp/Diamond Jo Company Guarantee         8.750         04/15/12         500,000         492,980         496,250
  Offshore Logistics, Inc.                        6.125         06/15/13         350,000         350,000         333,375
  P Q Corporation                                 7.500         02/15/13         685,000         677,350         691,850
  Pacific Energy Partners                         7.125         06/15/14         250,000         251,811         261,080
  Pacific Energy Partners                         6.250         09/15/15         100,000          99,544          99,996
  Petrohawk Energy Corporation                    9.125         07/15/13         500,000         498,932         532,500
  Pinnacle Foods Group                            8.250         12/01/13         225,000         225,000         244,699

------------------------------------------------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                 Interest         Due         Principal
CORPORATE PUBLIC SECURITIES(A)(Continued)          Rate           Date         Amount           Cost        Market Value
                                                 --------       --------    ------------    ------------    ------------
BONDS, CONTINUED
  Pliant Corporation (C)                         11.850%        06/15/09    $    681,101    $    685,935    $    771,347
  Primedia, Inc.                                  8.000         05/15/13         500,000         513,605         517,500
  Quicksilver Resources, Inc.                     7.125         04/01/16         600,000         583,125         591,000
  R H Donnelley, Inc.                             8.875         01/15/16         325,000         346,472         345,313
  Rent-A-Center, Inc.                             7.500         05/01/10         250,000         250,000         251,875
  Rock-Tenn Co.                                   8.200         08/15/11          80,000          80,497          84,800
  Rogers Wireless, Inc.                           7.500         03/15/15         560,000         597,648         606,900
  Service Corporation International (C)           7.000         06/15/17         500,000         495,015         503,750
  Sheridan Acquisition Corporation               10.250         08/15/11         225,000         222,001         235,406
  Sierra Pacific Resources                        6.750         08/15/17         330,000         331,551         336,864
  Tekni-Plex, Inc.                               12.750         06/15/10         500,000         483,500         467,500
  Tenet Healthcare Corporation                    6.375         12/01/11         250,000         241,250         233,750
  Tenet Healthcare Corporation                    9.875         07/01/14         350,000         341,859         353,500
  Tenneco, Inc.                                   8.625         11/15/14         500,000         501,250         521,250
  Tennessee Gas Pipeline Co.                      7.000         03/15/27         250,000         261,826         267,011
  Texas Industries, Inc.                          7.250         07/15/13          35,000          35,000          36,050
  Triton P C S, Inc.                              8.500         06/01/13         500,000         500,000         515,000
  Tyco International Group SA                     6.375         10/15/11         150,000         148,500         158,515
  Unisys Corporation                              8.000         10/15/12          90,000          90,000          90,225
  United Components, Inc.                         9.375         06/15/13         535,000         536,200         553,725
  United Rentals, Inc.                            7.750         11/15/13         325,000         325,000         333,938
  Universal City Florida (C)                     10.110         05/01/10         100,000         100,000         103,125
  Universal City Florida (C)                      8.375         05/01/10         100,000         100,000         103,125
  Vought Aircraft Industries                      8.000         07/15/11         650,000         648,609         637,000
  Warner Music Group Corporation                  7.375         04/15/14         125,000         125,000         119,063
                                                                                            ------------    ------------
    TOTAL BONDS                                                                             $ 29,502,914    $ 30,267,062
                                                                                            ------------    ------------




------------------------------------------------------------------------------------------------------------------------
                                                                                                                      25

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2007
(Unaudited)

                                                                              Shares or
                                                 Interest         Due         Principal
CORPORATE PUBLIC SECURITIES(A)(Continued)          Rate           Date         Amount           Cost        Market Value
                                                 --------       --------    ------------    ------------    ------------
COMMON STOCK - 0.01%
  Distributed Energy Systems Corporation (B)                                      14,000    $    177,078    $     19,180
                                                                                            ------------    ------------
    TOTAL COMMON STOCK                                                                           177,078          19,180
                                                                                            ------------    ------------

CONVERTIBLE BONDS - 0.20%
  Citadel Broadcasting Corporation                1.875%        02/15/11    $    300,000    $    232,875    $    254,250
                                                                                            ------------    ------------

    TOTAL CONVERTIBLE BONDS                                                                      232,875         254,250
                                                                                            ------------    ------------

    TOTAL CORPORATE PUBLIC SECURITIES                                                       $ 29,912,867    $ 30,540,492
                                                                                            ------------    ------------

                                                 Interest         Due         Principal
SHORT-TERM SECURITIES:                          Rate/Yield*       Date         Amount           Cost        Market Value
                                                 --------       --------    ------------    ------------    ------------
COMMERCIAL PAPER - 4.10%
  Burlington Northern Santa Fe                    5.380%        04/02/07    $  2,527,000    $  2,526,245    $  2,526,245
  ConocoPhillips                                  5.470         04/03/07       1,703,000       1,702,224       1,702,224
  Wellpoint, Inc.                                 5.330         04/02/07       1,103,000       1,102,673       1,102,673
                                                                                            ------------    ------------
    TOTAL SHORT-TERM SECURITIES                                                             $  5,331,142    $  5,331,142
                                                                                            ------------    ------------

TOTAL INVESTMENTS                                107.15%                                    $137,663,840    $139,313,660
                                                                                            ============    ------------
  Other Assets                                     2.94                                                        3,819,848
  Liabilities                                    (10.09)                                                     (13,118,111)
                                                 ------                                                     ------------
TOTAL NET ASSETS                                 100.00%                                                    $130,015,397
                                                 ======                                                     ============

(A)  In each of the convertible note, warrant,  convertible preferred and common stock  investments,  the issuer has agreed to provide certain  registration rights.

(B)  Non-income producing security.

(C)  Variable rate security; rate indicated is as of 03/31/07.

(D)  Defaulted security; interest not accrued.

  *  Effective yield at purchase.





                                    See Notes to Consolidated Financial Statements.
------------------------------------------------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS March 31, 2007
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 3.16%                                                      BUILDINGS & REAL ESTATE - 2.37%
Consolidated Foundries Holdings                $  1,598,743            Adorn, Inc.                                    $  1,027,335
Esterline Technologies                              179,813            K W P I Holdings Corporation                      1,326,966
Gencorp, Inc.                                       138,450            Texas Industries, Inc.                               36,050
P A S Holdco LLC                                  1,396,216            TruStile Doors, Inc.                                689,456
Transdigm, Inc.                                     154,875                                                           ------------
Vought Aircraft Industries                          637,000                                                              3,079,807
                                               ------------                                                           ------------
                                                  4,105,097
                                               ------------            CHEMICAL, PLASTICS & RUBBER - 1.51%
                                                                       BCP Crystal US Holdings Corporation                 403,252
AUTOMOBILE - 9.20%                                                     Capital Specialty Plastics, Inc.                    223,573
Ford Motor Credit Co.                               893,113            Koppers, Inc.                                       184,450
Fuel Systems Holding Corporation                  1,577,651            Nalco Co.                                           256,250
General Motors Acceptance Corporation               740,348            Nova Chemicals Corporation                          213,925
Goodyear Tire & Rubber Co.                          475,938            P Q Corporation                                     691,850
Jason, Inc.                                         942,536                                                           ------------
LIH Investors, L.P.                               1,018,000                                                              1,973,300
Metaldyne Corporation                               347,650                                                           ------------
Nyloncraft, Inc.                                    869,644
Ontario Drive & Gear Ltd.                         1,481,683            CONSUMER PRODUCTS - 9.21%
Qualis Automotive LLC                             1,072,063            Aero Holdings, Inc.                               1,759,135
Tenneco, Inc.                                       521,250            Augusta Sportswear Holding Co.                    1,651,327
Titan International, Inc.                            72,013            Bravo Sports Holding Corporation                  1,276,773
Transtar Holding Company                          1,389,801            G F S I, Inc.                                       371,250
United Components, Inc.                             553,725            K N B Holdings Corporation                        1,350,132
                                               ------------            Momentum Holding Co.                                676,254
                                                 11,955,415            R A J Manufacturing Holdings LLC                  1,345,437
                                               ------------            Royal Baths Manufacturing Company                   675,000
                                                                       The Tranzonic Companies                           1,541,402
BEVERAGE, DRUG & FOOD - 3.85%                                          Walls Industries, Inc.                            1,333,704
Aramark Corporation                                 206,375            Winsloew Furniture, Inc.                               --
Beta Brands Ltd.                                       --                                                             ------------
Cains Foods, L.P.                                   154,384                                                             11,980,414
Del Monte Corporation                               208,000                                                           ------------
Eagle Pack Pet Foods, Inc.                          859,475
Nonni's Food Company                              1,330,784            CONTAINERS, PACKAGING & GLASS - 5.70%
Pinnacle Foods Group                                244,699            Flutes, Inc.                                        903,338
River Ranch Fresh Foods LLC                         855,000            Maverick Acquisition Company                        606,114
Specialty Foods Group, Inc.                            --              P I I Holding Corporation                         1,392,428
Vitality Foodservice, Inc.                        1,145,752            Packaging Dynamics Corporation of America           875,500
                                               ------------            Paradigm Packaging, Inc.                          1,315,317
                                                  5,004,469            Pliant Corporation                                  771,347
                                               ------------            Tekni-Plex, Inc.                                    467,500
                                                                       Vitex Packaging, Inc.                             1,080,092
BROADCASTING & ENTERTAINMENT - 2.06%                                                                                  ------------
Cablevision Systems Corporation                     507,500                                                              7,411,636
Charter Communications Op LLC                       260,313                                                           ------------
Citadel Broadcasting Corporation                    254,250
Liberty Media Corporation                           479,386            DISTRIBUTION - 3.76%
Lodgenet Entertainment Corporation                  409,794            Duncan Systems, Inc.                                878,287
Mediacom Broadband LLC                              766,875            Kele and Associates, Inc.                         1,520,107
                                               ------------            Magnatech International, Inc.                     1,035,259
                                                  2,678,118            O R S Nasco Holding, Inc.                         1,456,768
                                               ------------            QualServ Corporation                                   --
                                                                       Strategic Equipment & Supply Corporation, Inc.         --
                                                                                                                      ------------
                                                                                                                         4,890,421
                                                                                                                      ------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                27

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS March 31, 2007
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Cont.)                 Market Value                                                           Market Value
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                              HEALTHCARE, EDUCATION &
  MANUFACTURING - 8.00%                                                  CHILDCARE - 4.07%
AmerCable, Inc.                                $    879,335            A T I Acquisition Company                      $  1,133,154
Arrow Tru-Line Holdings, Inc.                     1,164,303            American Hospice Management Holding LLC           1,353,907
Bombardier, Inc.                                    475,000            F H S Holdings LLC                                1,417,117
Coining Corporation of America LLC                1,528,477            H C A, Inc.                                         539,375
Dexter Magnetics Technologies, Inc.                 756,772            MedAssist, Inc.                                     256,322
Douglas Dynamics LLC                                302,250            Tenet Healthcare Corporation                        587,250
Evans Consoles, Inc.                                   --                                                             ------------
Postle Aluminum Company LLC                       1,342,821                                                              5,287,125
Radiac Abrasives, Inc.                            1,371,280                                                           ------------
Truck Bodies & Equipment International            2,427,274
Tyco International Group SA                         158,515            HOME & OFFICE FURNISHINGS, HOUSEWARES,
                                               ------------              AND DURABLE CONSUMER PRODUCTS - 6.87%
                                                 10,406,027            Connor Sport Court International, Inc.              529,709
                                               ------------            H M Holding Company                               1,227,655
                                                                       Home Decor Holding Company                        1,284,612
DIVERSIFIED/CONGLOMERATE,                                              Justrite Manufacturing Acquisition Co.              914,455
  SERVICE - 3.74%                                                      Monessen Holding Coporation                       1,283,831
Allied Waste NA                                     518,750            Stanton Carpet Holding Co.                        1,336,064
CapeSuccess LLC                                       2,512            U-Line Corporation                                1,368,392
Chemed Corporation                                  624,000            Wellborn Forest Holding Co.                         986,976
Diversco, Inc./DHI Holdings, Inc.                      --                                                             ------------
Dwyer Group, Inc.                                   607,260                                                              8,931,694
Fowler Holding, Inc.                              1,356,989                                                           ------------
Interline Brands, Inc.                              154,875
Iron Mountain, Inc.                                 537,500            LEISURE, AMUSEMENT,
Mac-Gray Corporation                                306,000              ENTERTAINMENT - 3.90%
Moss, Inc.                                          250,163            Harrah's Operating Co.
Service Corporation International                   503,750            K 2, Inc.                                           148,875
                                               ------------            Keepsake Quilting, Inc.                             836,992
                                                  4,861,799            M G M Mirage, Inc.                                  225,281
                                               ------------            Majestic Star Casino LLC                            262,188
                                                                       O E D Corp/Diamond Jo Company Guarantee             496,250
ELECTRONICS - 2.90%                                                    Overton's Holding Company                         1,008,896
Connecticut Electric, Inc.                        1,385,824            Savage Sports Holding, Inc.                       1,226,585
Directed Electronics, Inc.                        1,839,798            Tunica-Biloxi Gaming Authority                      531,250
Distributed Energy Systems Corporation               19,180            Universal City Florida                              206,250
Electronic Data Systems Corporation                 521,389            Warner Music Group Corporation                      119,063
                                               ------------                                                           ------------
                                                  3,766,191                                                              5,061,630
                                               ------------                                                           ------------

FARMING & AGRICULTURE - 0.00%                                          MACHINERY - 9.75%
Protein Genetics, Inc.                                 --              Davis-Standard LLC                                1,339,109
                                               ------------            Hawk Precision Components Group, Inc.             1,302,938
                                                                       Integration Technology Systems, Inc.                711,753
FINANCIAL SERVICES - 0.57%                                             Manitowoc Company, Inc.                             102,000
Highgate Capital LLC                                   --              Maxon Corporation                                 2,166,940
Lazard LLC                                          395,357            Morton Industrial Group, Inc.                     1,348,288
Leucadia National Corporation                       351,750            Navis Global                                      1,436,455
Victory Ventures LLC                                   --              Safety Speed Cut Manufacturing Company, Inc.      1,390,888
                                               ------------            Stewart & Stevenson LLC                             785,625
                                                    747,107            Synventive Equity LLC                                17,714
                                               ------------            Tronair, Inc.                                     2,069,531
                                                                                                                      ------------
                                                                                                                        12,671,241
                                                                                                                      ------------

----------------------------------------------------------------------------------------------------------------------------------
28

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS March 31, 2007
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Cont.)                 Market Value                                                           Market Value
                                               --------------                                                         --------------
MEDICAL DEVICES/BIOTECH - 2.70%                                        RETAIL STORES - 3.15%
Coeur, Inc.                                    $    822,631            Blockbuster, Inc.                              $    277,750
E X C Acquisition Corporation                        81,825            Neiman Marcus Group, Inc.                           669,000
MicroGroup, Inc.                                  1,736,702            Olympic Sales, Inc.                               2,031,859
OakRiver Technology, Inc.                           871,356            Rent-A-Center, Inc.                                 251,875
                                               ------------            Rental Service Corporation                          532,500
                                                  3,512,514            United Rentals, Inc.                                333,938
                                               ------------                                                           ------------
                                                                                                                         4,096,922
MINING, STEEL, IRON & NON PRECIOUS                                                                                    ------------
  METALS - 0.85%
Freeport-McMoran Copper & Gold                      205,438            TECHNOLOGY - 0.07%
Steel Dynamics, Inc.                                100,250            Unisys Corporation                                   90,225
Tube City IMS Corporation                           332,800                                                           ------------
U S S Holdings, Inc.                                466,871
                                               ------------            TELECOMMUNICATIONS - 3.38%
                                                  1,105,359            Cincinnati Bell, Inc.                               562,375
                                               ------------            DeltaCom, Inc.                                    1,567,245
                                                                       Nextel Communications, Inc.                         413,720
NATURAL RESOURCES - 0.26%                                              NTL Cable PLC                                       727,950
Appleton Papers, Inc.                               256,875            Rogers Wireless, Inc.                               606,900
Rock-Tenn Co.                                        84,800            Triton P C S, Inc.                                  515,000
                                               ------------                                                           ------------
                                                    341,675                                                              4,393,190
                                               ------------                                                           ------------

OIL AND GAS - 4.25%                                                    TRANSPORTATION - 1.70%
Atlas Pipeline Partners                             618,000            NABCO, Inc.                                         618,752
Basic Energy Services                               609,375            Tangent Rail Corporation                          1,592,354
Chesapeake Energy Corporation                       669,500                                                           ------------
Clayton Williams Energy, Inc.                       540,500                                                              2,211,106
Exco Resources, Inc.                                501,250                                                           ------------
GulfMark Offshore, Inc.                             304,500
North American Energy Partners                      204,000            UTILITIES - 2.59%
Offshore Logistics, Inc.                            333,375            Dynegy Holdings, Inc.                               691,600
Quicksilver Resources, Inc.                         591,000            Edison Mission Energy                                36,488
Tennessee Gas Pipeline Co.                          267,011            Inergy LP                                            78,750
Total Equipment & Service, Inc.                     883,399            Markwest Energy Operating Co.                       533,500
                                               ------------            N R G Energy, Inc.                                  616,500
                                                  5,521,910            Pacific Energy Partners                             361,076
                                               ------------            Petrohawk Energy Corporation                        532,500
                                                                       Sierra Pacific Resources                            336,864
PHARMACEUTICALS - 1.12%                                                Tenaska Alabama Partners LP                         177,232
CorePharma LLC                                    1,400,412                                                           ------------
Enzymatic Therapy, Inc.                              56,250                                                              3,364,510
                                               ------------                                                           ------------
                                                  1,456,662
                                               ------------            WASTE MANAGEMENT / POLLUTION - 1.28%
                                                                       Terra Renewal Services, Inc.                      1,670,110
PUBLISHING/PRINTING - 1.08%                                                                                           ------------
Idearc, Inc.                                        308,625
Primedia, Inc.                                      517,500            Total Corporate Restricted and
R H Donnelley, Inc.                                 345,313            Public Securities - 103.05%                    $133,982,518
Sheridan Acquisition Corporation                    235,406                                                           ============
                                               ------------
                                                  1,406,844
                                               ------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                29

INCOME TAX INFORMATION

The  aggregate  cost of  investments  is  substantially  the same for  financial reporting and federal income tax purposes as of March 31, 2007. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of March 31, 2007 is $1,649,820 and consists of $14,172,177 appreciation and $12,522,357 depreciation.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Participation Investors
             ----------------------------------


By (Signature and Title)* /s/ Clifford M. Noreen
                          ---------------------------------------------
                          Clifford M. Noreen, President


Date     May 30, 2007
     ------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Clifford M. Noreen
                          ---------------------------------------------
                          Clifford M. Noreen, President


Date     May 30, 2007
     ------------------------------------------------------------------



By (Signature and Title)* /s/ James M. Roy
                          ---------------------------------------------
                          James M. Roy, Vice President and
                          Chief Financial Officer


Date     May 30, 2007
     ------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.